SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies Tables
Property and equipment estimated useful lives

The estimated useful lives for the current and comparative periods are represented by the following estimated useful lives:

Asset Classification	Useful life

Laboratory equipment	5 years
Computer equipment	3 years
Office equipment and fixtures	5 years